Consolidated shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Treasury Shares Held	Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2021	11.02	0.872%
December 31, 2020	8.28	0.658%
December 31, 2019	0.02	0.002%
January 1, 2019	1.94	0.156%

Summary of Movements Share Capital
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2018		1,247,395,472
During 2019	Capital increase by exercise of stock subscription options(a)	2,745,853
During 2019	Capital increase by issuance of restricted shares(b)	3,704,786
December 31, 2019		1,253,846,111
During 2020	Capital increase by exercise of stock subscription options(a)	868,655
During 2020	Capital increase by issuance of restricted shares(b)	1,666,256
Board meeting of July 28, 2020	Capital increase reserved for employees	2,590,716
December 31, 2020		1,258,971,738
During 2021	Capital increase by exercise of stock subscription options(a)	190,076
During 2021	Capital increase by issuance of restricted shares(b)	1,836,179
Board meeting of July 28, 2021	Capital increase reserved for employees	2,562,702
December 31, 2021		1,263,560,695
(a) Shares issued on exercise of Sanofi stock subscription options.
(b) Shares vesting under restricted share plans and issued in the period.

Principal Characteristics of Restricted Share Plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2021		2020		2019
Type of plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan	Performance share plan
Date of Board meeting approving the plan	April 30, 2021	October 27, 2021	April 28, 2020	October 28, 2020	April 30, 2019
Service period	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded	3,484,420	13,521	3,340,501	73,027	3,797,582
Of which with no market condition	2,209,901	—	2,536,893	—	3,797,582
Fair value per share awarded (€)(a)	77.27	—	82.36	—	67.90
Of which with market condition	1,274,519	13,521	803,608	73,027	—
Fair value per share awarded (€)(b)	71.30	68.45	76.11	63.18	—
Fair value of plan at the date of grant (€ million)	262	1	270	5	258
(a) Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(b) Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.

Summary of Number of Restricted Shares Not Yet Fully Vested
The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2021	2020	2019
Total expense for restricted share plans (€ million)	193	222	247
Number of shares not yet fully vested	9,507,849	10,546,612	10,908,503
Under 2021 plans	3,364,895	—	—
Under 2020 plans	3,014,496	3,284,558	—
Under 2019 plans	3,128,458	3,375,717	3,662,806
Under 2018 plans		3,886,337	4,117,795
Under 2017 plans		—	3,127,902

Summary of Characteristics of Employee Share Ownership Plans Awarded
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2021 and 2020 are summarized in the table below; there were no capital increases reserved for employees in 2019.

	2021	2020
Date of Board meeting approving the plan	February 4, 2021	February 5, 2020
Subscription price (€)(a)	69.38	70.67
Subscription period	June 7-25, 2021	June 8-26, 2020
Number of shares subscribed	2,438,590	2,467,101
Number of shares issued immediately as employer’s contribution	124,112	123,615
(a) Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 3, 2021 and June 2, 2020, respectively.

Summary of Expenses	The table below sets forth the expense recognized for each plan:

(€ million)	2021	2020
Expense recognized	51	52
of which employer’s contribution	11	11

Summary of Repurchases program	The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2021		2020		2019
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2021 program	2,765,388	242	—	—	—	—
2020 program	1,758,569	140	5,685,426	461	—	—
2019 program	—	—	3,982,939	361	—	—
2018 program	—	—	—	—	147,793	12

Summary of Currency Translation Differences
Currency translation differences comprise the following:

(€ million)	2021	2020	(a)	2019	(a)
Attributable to equity holders of Sanofi	(865)	(3,384)		632
Attributable to non-controlling interests	(42)	(55)		(36)
Total	(907)	(3,439)		596
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement (see Note A.2.1.).

Summary of Movements within Other Comprehensive Income
Movements within other comprehensive income are shown below:

(€ million)	2021	2020	(a)	2019	(a)
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	685	(266)		(331)
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	1	(1)		(5)
•Tax effects	(36)	45		149
Equity instruments included in financial assets and financial liabilities:
•Change in fair value (excluding investments accounted for using the equity method)	154	358		30
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	(14)		80
•Equity risk hedging instruments designated as fair value hedges	11	(24)		(4)
•Tax effects	(18)	(84)		(48)
Items not subsequently reclassifiable to profit or loss	797	14		(129)
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(b)	(21)	15		28
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
•Tax effects	5	(3)		(5)
Cash flow and fair value hedges:
•Change in fair value (excluding investments accounted for using the equity method)(c)	(6)	4		(13)
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—		—
▪Tax effects	2	(2)		4
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(b)	2,719	(3,870)		850
•Currency translation differences (investments accounted for using the equity method)(c)	(6)	32		64
•Currency translation differences related to the investment in Regeneron and reclassified to profit or loss(d)	—	(318)		—
•Hedges of net investments in foreign operations(c)	(254)	180		(163)
•Tax effects(d)	71	(59)		48
Items subsequently reclassifiable to profit or loss	2,510	(4,021)		813
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
(b) Amounts reclassified to profit or loss: €4 million in 2021, €5 million in 2020, and immaterial in 2019.
(c) Amounts reclassified to profit or loss: €12 million in 2021, €1 million in 2020 and €27 million in 2019.
(d) Relates to the translation reserve arising on the investment in Regeneron, which was reclassified to profit or loss in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates), of which €2 million (net of tax) related to hedges of net investments in foreign operations in 2020.

Summary of Stock Option Plans Awarded and Measurement of Stock Option Plans
Stock options awarded in 2019 are summarized below, with the assumptions used to determine their fair value:

2019
Date of Board meeting approving the plan	April 30, 2019
Total number of options granted	220,000
Exercise price (€)	76.71
Vesting period	4 years
Plan expiry date	April 30, 2029
Fair value of the plan (€ million)	2
Fair value per option granted (€)	7.80
Assumptions used to determine fair value
Dividend yield	4.31%
Volatility of Sanofi shares, computed on a historical basis	22.48%
Risk-free interest rate	0.15%
Plan maturity	8 years

Disclosure of Stock Subscription Option Plan Outstanding and Option Exercised
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2021:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2021
Sanofi-aventis	03/09/2011	874,500	03/10/2015	03/09/2021	50.48	—
Sanofi-aventis	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	63,948
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	355,230
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	611,672
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	339,964
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	284,150
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	294,220
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	168,784
Sanofi	04/30/2019	220,000	05/02/2023	04/30/2029	76.71	220,000
Total						2,337,968

Summary of Stock Options Outstanding at Each Balance Sheet Date
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2019	6,849,573	61.81	423
Options exercisable	5,468,214	56.80	311
Options granted	220,000	76.71	17
Options exercised	(2,816,123)	53.18	(150)
Options cancelled(a)	(48,005)	72.84	(3)
Options forfeited	(383,425)	44.90	(17)
Options outstanding at December 31, 2019	3,822,020	70.58	270
Options exercisable	2,650,375	67.14	178
Options exercised	(868,655)	59.20	(52)
Options cancelled(a)	(91,305)	87.73	(8)
Options forfeited	(282,790)	54.12	(15)
Options outstanding at December 31, 2020	2,579,270	75.61	195
Options exercisable	1,845,050	74.51	137
Options exercised	(190,076)	59.53	(11)
Options cancelled(a)	(51,216)	65.84	(3)
Options forfeited	(10)	50.48	—
Options outstanding at December 31, 2021	2,337,968	77.13	180
Options exercisable	1,949,184	78.15	152
(a) Mainly due to the grantees leaving Sanofi.

Summary of Options Outstanding and Exercisable
The table below provides summary information about options outstanding and exercisable as of December 31, 2021:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €50.00 to €60.00 per share	63,948	0.18	56.44	63,948	56.44
From €60.00 to €70.00 per share	168,784	6.34	65.84	—	—
From €70.00 to €80.00 per share	1,471,052	3.13	74.12	1,251,052	73.66
From €80.00 to €90.00 per share	634,184	4.35	89.19	634,184	89.19
Total	2,337,968			1,949,184

Summary of Number of Shares Used to Compute Diluted Earnings Per Share

(million)	2021	2020	2019
Average number of shares outstanding	1,252.5	1,253.6	1,249.9
Adjustment for stock options with dilutive effect	0.3	0.4	0.8
Adjustment for restricted shares	5.1	6.1	6.4
Average number of shares used to compute diluted earnings per share	1,257.9	1,260.1	1,257.1